Financial Instruments	12 Months Ended
Sep. 30, 2013
Financial Instruments [Abstract]
Financial Instruments
FINANCIAL INSTRUMENTS

Hedging Activities
As of September 30, 2013, the notional amount of foreign currency hedge positions was approximately $1.5 billion, while commodity hedge contracts totaled approximately 62 million pounds ($175) of copper and aluminum. All derivatives receiving deferral accounting are cash flow hedges. The majority of hedging gains and losses deferred as of September 30, 2013 are expected to be recognized over the next 12 months as the underlying forecasted transactions occur. Gains and losses on foreign currency derivatives reported in other deductions, net reflect hedges of balance sheet exposures that do not receive deferral accounting. Amounts included in earnings and other comprehensive income follow:

		Gain (Loss) to Earnings			Gain (Loss) to OCI
		2011	2012	2013	2011	2012	2013
	Location
Commodity	Cost of sales	$52	(42)	(15)	(58)	43	(22)
Foreign currency	Sales, cost of sales	33	8	24	(14)	58	4
Foreign currency	Other deductions, net	9	45	(5)
Total		$94	11	4	(72)	101	(18)

Regardless of whether derivatives receive deferral accounting, the Company expects hedging gains or losses to be essentially offset by losses or gains on the related underlying exposures. The amounts ultimately recognized will differ from those presented above for open positions, which remain subject to ongoing market price fluctuations until settlement. Derivatives receiving deferral accounting are highly effective and no amounts were excluded from the assessment of hedge effectiveness. Hedge ineffectiveness was immaterial in 2013, 2012 and 2011.

Fair Value Measurement
As of September 30, 2013, the fair value of commodity contracts and foreign currency contracts was reported in other current assets and accrued expenses. No collateral was posted with counterparties and none was held by the Company at year end. The maximum collateral that could have been required was $14. The estimated fair value of long-term debt was $4,727 and $5,088, respectively, as of September 30, 2013 and 2012, which exceeded the carrying value by $405 and $741, respectively. Valuations of derivative contract positions as of September 30 follow:

	2012		2013
	Assets	Liabilities	Assets	Liabilities
Foreign Currency	$31	8	18	17
Commodity	$9	7	2	8